Short-term Borrowings - Schedule of Short-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short Term Borrowings [Abstract]
Bank borrowings	$ 3,704	$ 4,867
Other borrowing		1,792
Total	$ 3,704	$ 6,659